Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2019	£ 16,341	£ 15,946	£ 7,060	£ 2,241	£ 24	£ 368	£ 2	£ 6,251	£ 395
Profit after tax	438	402						402	36
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	5	5			5
- Cash flow hedges	118	118				118
- Pension remeasurement	(372)	(370)						(370)	(2)
- Own credit adjustment	(3)	(3)						(3)
Total comprehensive (expense)/income	186	152			5	118		29	34
Dividends on ordinary shares	(103)	(103)						(103)
Dividends on other equity instruments	(147)	(147)						(147)
Dividends on non-controlling interests	(32)								(32)
Ending balance at Dec. 31, 2020	16,245	15,848	7,060	2,241	29	486	2	6,030	397
Profit after tax	1,405	1,369						1,369	36
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(3)	(3)			(3)
- Cash flow hedges	(376)	(376)				(376)
- Pension remeasurement	844	844						844
- Own credit adjustment	0
Total comprehensive (expense)/income	1,870	1,834			(3)	(376)		2,213	36
Issue of other equity instruments	450	450		450
Disposal of non-controlling interests	(181)								(181)
Repurchase of other equity instruments	(500)	(500)		(500)
Dividends on ordinary shares	(1,346)	(1,346)						(1,346)
Dividends on other equity instruments	(143)	(143)						(143)
Dividends on non-controlling interests	(17)								(17)
Ending balance at Dec. 31, 2021	16,378	16,143	7,060	2,191	26	110	2	6,754	235
Profit after tax	1,423	1,406						1,406	17
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(20)	(20)			(20)
- Cash flow hedges	(1,226)	(1,226)				(1,226)
- Pension remeasurement	(456)	(456)						(456)
- Own credit adjustment	20	20						20
Total comprehensive (expense)/income	(259)	(276)			(20)	(1,226)		970	17
Issue of other equity instruments	750	750		750
Disposal of non-controlling interests	(235)								(235)
Repurchase of other equity instruments	(750)	(750)		(745)				(5)
Dividends on ordinary shares	(1,013)	(1,013)						(1,013)
Dividends on other equity instruments	(143)	(143)						(143)
Dividends on non-controlling interests	(17)								(17)
Ending balance at Dec. 31, 2022	£ 14,711	£ 14,711	£ 7,060	£ 2,196	£ 6	£ (1,116)	£ 2	£ 6,563	£ 0